Equity Investments (Narrative) (Detail)	3 Months Ended			12 Months Ended			1 Months Ended			3 Months Ended	12 Months Ended						12 Months Ended		12 Months Ended
	Jun. 30, 2012 USD ($)	Oct. 01, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Nov. 30, 2012 Hunter Ridge Energy Services LLC [Member]	Dec. 31, 2012 Hunter Ridge Energy Services LLC [Member] USD ($)	Dec. 31, 2011 Hunter Ridge Energy Services LLC [Member] USD ($)	Oct. 01, 2011 Dust Recycling Project [Member] USD ($)	Dec. 31, 2012 Duferdofin Nucor S.R.L. [Member] USD ($)	Dec. 31, 2011 Duferdofin Nucor S.R.L. [Member] USD ($)	Dec. 31, 2010 Duferdofin Nucor S.R.L. [Member] USD ($)	Dec. 31, 2012 Duferdofin Nucor S.R.L. [Member] EUR (€)	Dec. 31, 2011 Duferdofin Nucor S.R.L. [Member] EUR (€)	Dec. 31, 2012 Duferdofin Nucor S.R.L. [Member] EURO [Member] EUR (€)	Dec. 31, 2012 NuMit [Member] USD ($)	Dec. 31, 2011 NuMit [Member] USD ($)	Dec. 31, 2012 Steel Technologies LLC [Member] USD ($)
Schedule of Equity Method Investments [Line Items]
Equity method investment				$ 855,900,000	$ 775,700,000			$ 95,400,000	$ 0		$ 454,100,000	$ 493,900,000					$ 288,400,000	$ 259,300,000
Period used for lag basis, in months							1 month				1 month						1 month
Equity method investment, ownership percentage							50.00%				50.00%						50.00%		100.00%
Equity method investments, share of net assets											53,000,000
Step-up to fair value of certain assets and liabilities											401,100,000
Step-up to fair value of equity method investment, portion related to identification of goodwill											319,100,000
Amortization expense and other purchase accounting adjustments due to fair value step-up				73,011,000	67,829,000	70,455,000					11,100,000	11,500,000	11,500,000
Due from related parties, noncurrent											46,300,000			35,000,000	30,000,000
Notes receivable, related parties, interest rate											1.69%								1.26%
Interest rate per year in excess of Euribor as of date of the notes				1.00%
Equity method investment's credit facilities with parent company, maturity date											Jan. 31, 2016						Oct. 21, 2014
Equity method investment's credit facilities, amount																112,500,000
Total amount outstanding under equity method investment's credit facilities											134,800,000					102,000,000
Line of credit facility, maturity period											Oct. 26, 2013								Apr. 01, 2013
Number of sheet processing facilities operated by Steel Technologies																	25
Investment in joint venture																	221,300,000
Notes receivable, related parties																			40,000,000
Basis points in excess of LIBOR on note receivable from related party																			0.90%
Line of credit extended to joint venture, amount outstanding																			47,000,000
Line of credit extended to joint venture																			130,000,000
Line of credit facility extended to joint venture, interest rate																			1.83%
Impairment of equity method investments	30,000,000	13,900,000								13,900,000	30,000,000
Percentage of interest in joint venture that will be terminated on closure of plant						25.00%
Pre-tax charge for the estimated closure costs			$ 10,000,000